Cover	Jul. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 13, 2024
Entity File Number	000-56345
Entity Registrant Name	BIOREGENX, INC.
Entity Central Index Key	0001593184
Entity Tax Identification Number	30-1912453
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7407 Ziegler Road
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421
City Area Code	(866)
Local Phone Number	770-4067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false